ACCOUNTS RECEIVABLE, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consisted of the following:

	March 31,	December 31,
	2024	2023

Accounts receivable	$93,173	$103,798
Less: allowance for credit losses	(2,410)	(1,990)
Net accounts receivable	$90,763	$101,808

The changes in allowance for credit losses on accounts receivable are summarized below:

Allowance for Credit Losses

Balance at December 31, 2022	$8,384
Change in allowance for the year ended December 31, 2023	(6,394)
Balance at December 31, 2023	1,990
Change in allowance for the three months ended March 31, 2024	420
Balance at March 31, 2024	$2,410

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consisted of the following:

	December 31,	December 31,
	2023	2022

Accounts receivable	$103,798	$41,868
Less: allowance for credit losses	(1,990)	(8,384)
Net accounts receivable	$101,808	$33,484

The changes in allowance for credit losses on accounts receivable are summarized below:

Allowance for Credit Losses

Balance at December 31, 2021	$-
Change in allowance for the year ended December 31, 2022	8,384
Balance at December 31, 2022	8,384
Change in allowance for the year ended December 31, 2023	(6,394)
Balance at December 31, 2023	$1,990